Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure

Pay Versus Performance(1)
Year (a)	Summary Compensation Table (“SCT”) Total for PEO (b)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment Based On:	Net Income (loss) (in thousands) (g)(4)
					Total Shareholder Return (f)(3)
2024	$1,559,908	$1,559,908	$832,765	$832,765	$64.47	($4,268)
2023	$1,529,391	$1,529,391	$794,296	$794,296	$121.51	($171)
2022	$1,472,516	$1,486,916	$716,576	$721,976	$114.85	$1,525

(1)
Hilton H. Howell, Jr. was our principal executive officer (“PEO”) for the full year for each of 2024, 2023 and 2022. For each of 2024, 2023 and 2022, our only non-PEO named executive officer was J. Ross Franklin. Throughout this Pay Versus Performance Disclosure, we refer to certain “average” amounts for the non-PEO named executive officers, in accordance with SEC rules. However, in each such instance, the amounts disclosed are solely with respect to Mr. Franklin.

(2)
For each of 2024, 2023 and 2022 (each, a “Covered Year”), in determining both the compensation actually paid (“CAP”) to our PEO and the average CAP to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year certain amounts to the extent required by SEC rules. As illustrated in the table below, no such adjustments were required for 2024, because neither of the applicable NEOs received or held equity compensation awards at any time during such year:

Item and Value Added (Deducted)	2024
For Mr. Howell:
- SCT “Stock Awards” column value	—
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year	—
+/- change in fair value of outstanding equity awards granted in prior years	—
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	—
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year	—
+/- change in fair value of outstanding equity awards granted in prior years	—
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—

(3)
For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $1.00 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the Nasdaq Global Market on December 31, 2020 through and including the last day of the fiscal year covered (each one-year, two-year and three-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2024, 2023, and 2022, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Net income is calculated in accordance with United States Generally Accepted Accounting Principles.

Named Executive Officers, Footnote
(1)
Hilton H. Howell, Jr. was our principal executive officer (“PEO”) for the full year for each of 2024, 2023 and 2022. For each of 2024, 2023 and 2022, our only non-PEO named executive officer was J. Ross Franklin. Throughout this Pay Versus Performance Disclosure, we refer to certain “average” amounts for the non-PEO named executive officers, in accordance with SEC rules. However, in each such instance, the amounts disclosed are solely with respect to Mr. Franklin.

PEO Total Compensation Amount	$ 1,559,908	$ 1,529,391	$ 1,472,516
PEO Actually Paid Compensation Amount	$ 1,559,908	1,529,391	1,486,916
Adjustment To PEO Compensation, Footnote
(2)
For each of 2024, 2023 and 2022 (each, a “Covered Year”), in determining both the compensation actually paid (“CAP”) to our PEO and the average CAP to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year certain amounts to the extent required by SEC rules. As illustrated in the table below, no such adjustments were required for 2024, because neither of the applicable NEOs received or held equity compensation awards at any time during such year:

Item and Value Added (Deducted)	2024
For Mr. Howell:
- SCT “Stock Awards” column value	—
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year	—
+/- change in fair value of outstanding equity awards granted in prior years	—
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	—
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year	—
+/- change in fair value of outstanding equity awards granted in prior years	—
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—

Non-PEO NEO Average Total Compensation Amount	$ 832,765	794,296	716,576
Non-PEO NEO Average Compensation Actually Paid Amount	$ 832,765	794,296	721,976
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each of 2024, 2023 and 2022 (each, a “Covered Year”), in determining both the compensation actually paid (“CAP”) to our PEO and the average CAP to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year certain amounts to the extent required by SEC rules. As illustrated in the table below, no such adjustments were required for 2024, because neither of the applicable NEOs received or held equity compensation awards at any time during such year:

Item and Value Added (Deducted)	2024
For Mr. Howell:
- SCT “Stock Awards” column value	—
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year	—
+/- change in fair value of outstanding equity awards granted in prior years	—
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	—
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year	—
+/- change in fair value of outstanding equity awards granted in prior years	—
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 64.47	121.51	114.85
Net Income (Loss)	$ (4,268,000)	$ (171,000)	$ 1,525,000
PEO Name	Hilton H. Howell, Jr	Hilton H. Howell, Jr	Hilton H. Howell, Jr
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0